Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Names of Related Parties and Relationship	Names of related parties and relationship
Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party
Origin Rise Limited (Note)	Other related party
Asteria Corporation	Shareholder of the Company

Note: Origin Rise Limited, which was one of the major shareholders of the Company until the Company repurchased its shares on December 5, 2022, was controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Group on September 9, 2022. Neither has been a related party to the Group since then.

Schedule of Interest Expense and Interest Payable

The Company’s interest expense and interest payable related to the loan from related parties are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Interest expense	$113,549	$253,469	$246,763

	December 31, 2024	December 31, 2023
Interest payable	$-	$247,304

Schedule of Key Management Compensation	Key management compensation
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Salaries and other short-term employee benefits	$2,088,394	$2,282,050	$1,218,826
Post-employment benefits	40,875	3,283	815
Share-based compensation expenses	201,908	762,014	-
	$2,331,177	$3,047,347	$1,219,641